TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expenses Benefit [Line Items]
Research and development expenses	$ 13	$ 61
Carryforward tax losses	2,284	2,450
Other	182	102
Less- valuation allowance	(2,284)	(2,317)
Deferred Tax Assets, Net	$ 195	$ 296